S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 11, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	The remaining non-managing membership interests in our sponsor will be owned by other non-managing sponsor investors, Mr. Setti, our Chief Financial Officer, and Mr. Singhal, our current board advisor, none of whom will have a direct or indirect material interest in our sponsor.